UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CASCADE FUNDING, LP – SERIES 11

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to __________

Date of Report (Date of earliest event reported) __________

Commission File Number of securitizer: __________

Central Index Key Number of securitizer: __________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001961901

Cascade Funding, LP – Series 11
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable.

Central Index Key Number of underwriter (if applicable): Not applicable.

Pooja Mantha, (212)-257-6120
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report dated January 26, 2023 obtained by Cascade Funding, LP – Series 11, which report sets forth the findings of Guidehouse, Inc. with respect to certain agreed upon procedures performed by Guidehouse, Inc.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

Cascade Funding, LP – Series 11

/s/ Kenneth Nick

Kenneth Nick Vice President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 26, 2023.